Income Taxes - Provision for income tax expense (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic					$ (69,020)	$ (66,728)	$ (26,187)
Foreign					(15,354)	(7,906)	0
Loss before income taxes	$ (3,038)	$ (22,400)	$ (31,983)	$ (66,075)	$ (84,374)	$ (74,634)	$ (26,187)